CURRENT AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2024
Current and deferred income taxes [Abstract]
CURRENT AND DEFERRED INCOME TAXES [Text Block]

22 CURRENT AND DEFERRED INCOME TAXES

The Company reported income tax expense of  $0.7 million during the year ended December 31, 2024 in the consolidated statements of loss and comprehensive loss. The components of income tax expense for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Current tax expense	1,288	-
Deferred tax recovery	(552)	-
Total tax expense	$736	$-

The income tax expense differs from that computed by applying the applicable Canadian federal and provincial statutory rates before taxes as follows:

	December 31, 2024	December 31, 2023
Income loss before income taxes	$(8,765)	$(29,016)
Applicable statutory rate	27%	27%

Income tax expense (benefit) at statutory rate	(2,366)	(7,834)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,007	7,179
Change in tax rate	120	-
Rate differential due to foreign operations	(26)	341
Statutory depletion	(737)	-
State tax, net of federal benefit	552	-
Gain on bargain purchase	(3,829)	-
Share-based compensation	417	296
Other	(402)	18
Income tax expense	$736	$-
Effective tax rate	(8)%	-%

In the consolidated statements of financial position, deferred tax assets and liabilities have been offset where they relate to income taxes within the same taxation jurisdiction and where the Company has the legal right and intent to offset. The composition of deferred tax assets (liabilities) recognized in the consolidated statements of financial position is as follows:

	December 31, 2024	December 31, 2023
Exploration and evaluation assets	$(537)	$(688)
Mine development	880	770
Property plant and equipment	(1,170)	-
Non-capital losses	2,638	613
Right-to-use assets	(146)	(207)
Convertible debt	(889)	(334)
Inventory	(2,028)	-
Unrealized foreign exchange gains	(88)	(163)
Reclamation and remediation liability	504	-
Lease liabilities	1,793	-
Other	612	9
Total	$1,569	$-

Management believes that sufficient uncertainty exists regarding the realization of certain deferred tax assets such that they have not been recognized. The tax benefits not recognized reflect management's assessment regarding the future realization of Canadian and foreign tax assets and estimates of future earnings and taxable income in these jurisdictions as of December 31, 2024. The amounts of deductible temporary differences and unused tax losses for which the Company has not recognized a deferred tax asset in the consolidated statements of financial position are as follows:

	December 31, 2024	December 31, 2023
Exploration and evaluation assets	$53,636	$38,434
Property plant and equipment	1,615	-
Non-capital losses	141,528	90,815
Share-issuance costs	3,259	2,802
Reclamation and remediation liability	25,069	25,492
Finance leases	937	1,194
Unrealized foreign exchange losses	671	1,697
Charitable contributions	78	56
Accrued expenses	76	8
Convertible debt	2,416	557
Total	$229,285	$161,055

As of December 31, 2024, and included in the above table, the Company and its subsidiaries had available Canadian non-capital loss carry forwards of approximately $85.0 million (CA$122.3 million) which expire between the years 2027 and 2044 for which no deferred tax asset has been recognized and U.S. net operating loss carryforwards of approximately $0.9 million which expire in 2037 and approximately $55.7 million without expiration for which no deferred tax asset has been recognized. Of those U.S. net operating loss carryforwards, $7.2 million are subject to limitation under Section 382.